Consolidated Statements of Changes in Equity (Deficit) - USD ($)	Share Capital	Equity portion of convertible debentures	Reserves	Accumulated other comprehensive income (loss)	Accumulated Deficit	Total
Balance at Mar. 31, 2018	$ 12,686,476	$ 393,850	$ 3,233,235	$ (65,677)	$ (14,080,139)	$ 2,167,745
Balance (shares) at Mar. 31, 2018						13,312,494
Share issuance costs
Shares issued for conversion of debentures	77,818	(10,756)				$ 67,062
Shares issued for conversion of debentures (shares)						50,000
Impact of adopting IFRS 15 on April 1, 2018					(82,378)	$ (82,378)
Fair value of stock options exercised	220,502		(92,848)			$ 127,654
Fair value of stock options exercised (shares)						95,714
Share-based payments			332,741			$ 332,741
Fair value of loan guarantee warrants			1,869,382			1,869,382
Cumulative translation reserve at Mar. 31, 2019				(23,691)		(23,691)
Net loss for the year					(4,544,151)	(4,544,151)
Balance at Mar. 31, 2019	12,984,796	383,094	5,342,510	(89,368)	(18,706,668)	$ (85,636)
Balance (shares) at Mar. 31, 2019						13,458,208
Shares issued in private placement of units	4,000,000					$ 4,000,000
Shares issued in private placement of units (shares)						1,873,536
Share issuance costs	(463,411)					$ (463,411)
Shares issued for exercise of warrants	66,624		(18,209)			$ 48,415
Shares issued for exercise of warrants (shares)						17,857
Shares issued for conversion of debentures	27,261	(3,588)				$ 23,673
Shares issued for conversion of debentures (shares)						17,857
Fair value of stock options exercised	277,455		(116,768)			$ 160,687
Fair value of stock options exercised (shares)						119,292
Share-based payments			308,106			$ 308,106
Cumulative translation reserve at Mar. 31, 2020				(20,824)		(20,824)
Net loss for the year					(5,145,966)	(5,145,966)
Balance at Mar. 31, 2020	16,892,725	379,506	5,515,639	(110,192)	(23,852,634)	$ (1,174,956)
Balance (shares) at Mar. 31, 2020						15,486,750
Shares issued for cash	37,700,000					$ 37,700,000
Shares issued for cash (shares)						1,885,000
Share issuance costs	(2,948,718)					$ (2,948,718)
Shares issued for exercise of warrants	5,357,775		(772,408)			$ 4,585,367
Shares issued for exercise of warrants (shares)						1,672,028
Shares issued for conversion of debentures	3,720,199	(315,506)				$ 3,404,693
Shares issued for conversion of debentures (shares)						1,703,240
Reclassify matured convertible debentures not converted		$ (64,000)			64,000
Fair value of stock options exercised	467,755		(164,869)			$ 302,886
Fair value of stock options exercised (shares)						145,537
Share-based payments			2,098,761			$ 2,098,761
Cumulative translation reserve at Mar. 31, 2021				21,169		21,169
Net loss for the year					(7,836,754)	$ (7,836,754)
Net fractional shares as a result of share consolidation (shares)						5
Balance at Mar. 31, 2021	$ 61,189,736		$ 6,677,123	$ (89,023)	$ (31,625,388)	$ 36,152,448
Balance (shares) at Mar. 31, 2021						20,892,560